EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 29, 2013
EMPLOYEE BENEFIT PLANS [Abstract]
Change in benefit obligations
			Other
	Pension Benefits		Postretirement Benefits
Years ended December 29 and December 30	2013	2012	2013	2012
Change in benefit obligations
Benefit obligation at beginning of year	$182,004	$171,028	$14,608	$17,274
Service cost	-	-	55	14
Interest cost	7,009	7,578	380	630
Actuarial (gain) loss	(15,365)	12,322	(277)	(2,010)
Benefits paid	(9,156)	(8,924)	(1,669)	(1,300)
Benefit obligation at end of year	$164,492	$182,004	$13,097	$14,608

Change in plan assets
			Other
	Pension Benefits		Postretirement Benefits
Years ended December 29 and December 30	2013	2012	2013	2012
Change in plan assets
Fair value of plan assets at beginning of year	$102,602	$96,699	$-	$-
Actual gain on plan assets	15,386	11,672	-	-
Company contributions	3,114	3,155	1,669	1,300
Benefits paid	(9,156)	(8,924)	(1,669)	(1,300)
Fair value of plan assets at end of year	$111,946	$102,602	$-	$-

Funded status	$(52,546)	$(79,402)	$(13,097)	$(14,608)

Amounts recognized in consolidated balance sheets
			Other
	Pension Benefits		Postretirement Benefits
Years ended December 29 and December 30	2013	2012	2013	2012
Acounts recognized in consolidated balance sheets
Current liabilities	$(491)	$(476)	$(1,568)	$(1,645)
Noncurrent liabilities	(52,055)	(78,926)	(11,529)	(12,963)
Total	$(52,546)	$(79,402)	$(13,097)	$(14,608)

Amounts recognized in accumulated other comprehensive loss
	Pension Benefits
	Actuarial	Prior	Deferred
	Loss	Service	Income
	(Gain), Net	Credit	Taxes	Total
Amounts recognized in accumulated other comprehensive loss
As of December 30, 2012	$93,217	$(48)	$(37,052)	$56,117
Current year change	(26,213)	10	10,152	(16,051)
As of December 29, 2013	$67,004	$(38)	$(26,900)	$40,066

	Other Postretirement Benefits
	Actuarial	Prior	Deferred
	Loss	Service	Income
	(Gain), Net	Credit	Taxes	Total
Amounts recognized in accumulated other comprehensive loss
As of December 30, 2012	$183	$(783)	$222	$(378)
Current year change	(277)	219	24	(34)
As of December 29, 2013	$(94)	$(564)	$246	$(412)

Components of net periodic benefit cost
	Pension Benefits
Years ended December 29, December 30 and December 25	2013	2012	2011
Components of net periodic benefit cost
Service cost	$-	$-	$-
Interest cost	7,009	7,578	7,850
Expected return on plan assets	(7,325)	(8,454)	(9,594)
Amortization of:
Unrecognized prior service credit	(10)	(10)	(10)
Unrecognized net loss	2,787	2,038	979
Net periodic benefit cost included in operating costs and expenses and selling and administrative expenses	$2,461	$1,152	$(775)

	Other Postretirement Benefits
Years ended December 29, December 30 and December 25	2013	2012	2011
Components of net periodic benefit cost
Service cost	$55	$14	$53
Interest cost	380	630	827
Amortization of:
Unrecognized prior service credit	(219)	(219)	(219)
Unrecognized net transition obligation	-	546	549
Unrecognized net loss	-	188	-
Net periodic benefit cost included in selling and administrative expenses	$216	$1,159	$1,210

Weighted-average assumptions used
Weighted-average assumptions used to determine benefit obligations:

			Other
	Pension Benefits		Postretirement Benefits
December 29 and December 30	2013	2012	2013	2012
Discount rate	4.75%	3.95%	3.55%	2.75%
Rate of compensation increases	-	-	-	-

Weighted-average assumptions used to determine net periodic benefit cost:

				Other
	Pension Benefits			Postretirement Benefits
December 29, December 30 and December 25	2013	2012	2011	2013	2012	2011
Discount rate	3.95%	4.55%	5.35%	2.75%	3.85%	4.95%
Expected return on plan assets	7.25	7.75	8.25	-	-	-
Rate of compensation increases	-	-	-	-	-	-

Effect of 1% change in assumed health care cost trend rates
The assumed health care cost trend rate used in measuring the postretirement benefit obligation for retirees for 2013 is 9.00%, grading down to 5.00% in the year 2021 and thereafter.  The assumed health care cost trend rates have a significant effect on the amounts reported for other postretirement benefits.  A 1% change in the assumed health care cost trend rate would have the following effects:

	1%	1%
	Increase	Decrease
Effect on total of service and interest cost components in 2013	$10	$(9)
Effect on postretirement benefit obligation as of December 29, 2013	$197	$(191)

Fair value of plan assets by level of the fair value hierarchy
The following tables present the fair value of our plan assets by level of the fair value hierarchy.  In accordance with the FASB's guidance for fair value measurements, level 1 inputs are quoted prices in active markets for identical assets; level 2 inputs are significant other observable inputs; and level 3 inputs are significant unobservable inputs.

	Level 1	Level 2	Level 3
	Inputs	Inputs	Inputs	Total
December 29, 2013
Mutual funds	111,205	-	-	111,205
Money-market fund	-	740	-	740
Fair value of plan assets	$111,205	$740	$-	$111,945

	Level 1	Level 2	Level 3
	Inputs	Inputs	Inputs	Total
December 30, 2012
Cash	$715	$-	$-	$715
Mutual funds	89,430	-	-	89,430
Money-market fund	-	7	-	7
Collective trust fund	-	12,450	-	12,450
Fair value of plan assets	$90,145	$12,457	$-	$102,602

Pension plan weighted average asset allocations
Our pension plan weighted average asset allocations at December 29, 2013 and December 30, 2012 by asset category are as follows:

	Plan Assets
December 29 and December 30	2013	2012
Equity securities	42.2%	65.2%
Fixed-income securities	57.2	34.9
Other	0.6	(0.1)
Total	100.0%	100.0%

Percent of total portfolio
To achieve an appropriate level of expected return, value-added potential, and risk, we adopted the following target allocations within the return-seeking segment:

Percent of Return-Seeking Portfolio
Target
U.S. Equity	33.0%
Non-U.S. Equity (Developed and Emerging Markets)	33.0
Global Equity	34.0

Expected benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid with future contributions to the plan or directly from plan assets, as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
2014	$9,399	$1,568
2015	9,669	1,545
2016	9,869	1,509
2017	10,015	1,524
2018	10,142	1,485
2019-2023	52,740	5,241